Mineral Property, Plant and Equipment (Foreign Exchange Assumptions) (Details)	12 Months Ended
Dec. 31, 2024 $ / $ $ / oz
Disclosure of detailed information about property, plant and equipment [line items]
Average realized price per ounce	1,950
2025 - 2027
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate | $ / $	1.35
2025 - 2027 | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Average realized price per ounce	2,300
2025 - 2027 | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Average realized price per ounce	2,120
Long Term
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate | $ / $	1.33